Putnam
Tax Exempt
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Tax Exempt Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the Fund Manager

David E. Hamlin

A hawkish Federal Reserve Board and Y2K uncertainty leading up to the advent of the new millennium contributed to some turbulent moments in financial markets during the six months ended March 31, 2000. For bondholders in particular, inflation fears and the lure of rapidly appreciating stocks made fixed-income investing a very lonesome place to be.

How quickly things can change. The unprecedented volatility in recent weeks reminds investors about the importance of maintaining diversification across all asset classes. This wake-up call provided a welcome boost to municipal bond prices in the final days of the period as investors sought the safety and relative predictability of bonds. All told, however, tax-free securities turned in modest performance for the period. Putnam Tax Exempt Income Fund followed suit.

Total return for 6 months ended 3/31/00

       Class A           Class B          Class C           Class M
    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
   1.20%   -3.61%    0.87%   -4.04%    0.68%   -0.31%    1.05%   -2.23%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* FED'S ANTI-INFLATION BENT ULTIMATELY REASSURES BOND INVESTORS

Reeling from a year of steady interest-rate increases, the municipal bond market may finally be approaching the point at which the news gets better. Judging by the inverted yield curve we have seen in recent months, the Fed's tightening activity should be near its final phase. A responsible Fed, like the one we have, is good news for bond investors. Although rising interest rates have a negative effect on bond prices, in the longer run, they keep inflation, the bond market's worst enemy, under control.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care                 21.8%

Transportation              20.8%

Utilities                   19.5%

Education                    5.1%

Housing                      4.3%

Footnote reads:
*Based on net assets as of 3/31/00. Holdings will vary over time.

Even though the Fed raised interest rates in February and March, the bond markets have recently rallied, acknowledging that the strong economy and inflation are finally responding to the Fed's policies. This curious, yet positive market behavior reflects bond investors' confidence that a slower economy will emerge and inflation is under control.

While insured municipal bonds have historically yielded about 85% of comparable U.S. Treasury bonds, that ratio is now approximately 95%. That translates into a very high level of tax-free income for most municipal bond funds, which is good news. The painful news is that as interest rates are rising, bond prices fall, and the total return of municipal bond funds, including your fund, has not escaped this unavoidable relationship.

* EMPLOYING STRATEGIES TO LOCK IN HIGHER INCOME AND APPRECIATION

The recent rising trend in interest rates has provided myriad opportunities for us to increase the income and appreciation potential of your portfolio for years to come. Capitalizing on the bargain prices in the municipal bond market, we bought zero-coupon securities with long maturities. Zero-coupon bonds defer the payment of interest until maturity and are typically protected from the optional call feature, that is, the ability of the issuer to call in and retire the bonds prior to maturity. These bonds perform especially well in rallying markets.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 54.8%

Aa/AA -- 8.0%

A -- 7.3%

Baa/BBB -- 22.0%

Ba/BB -- 5.6%

B -- 2.2%

Other -- 33.3%

Footnote reads:
*As a percentage of market value as of 3/31/00. A bond rated BBB or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


We also sold prerefunded bonds, which have short maturities, and replaced them with bonds offering a similar yield but much longer maturities. (In a prerefunding, the municipality issues new bonds to pay off the original bond issue at the first call date or maturity. Proceeds from the new issue in an amount sufficient to pay off the entire original bond issue are invested in an escrow fund made up of short-term U.S. securities.)

The intended consequence of these two strategies was a slight lengthening of the portfolio's average duration from 8.00 years on September 30, 1999, to 8.27 years on March 31, 2000. Duration measures the portfolio's maturity structure and reflects the price sensitivity of holdings to changes in interest rates. A longer duration can mean a more volatile net asset value if rates increase but also one more likely to appreciate substantially if rates decline. Given our belief that the Fed's aggressive stance on interest rates may be easing in the coming months, this seemed a wise course at this time.

* WIDER CREDIT SPREADS PRESENT NEW OPPORTUNITIES

With the increase in interest rates has come a dramatic widening of credit spreads between lower-yielding, higher-quality municipal bonds and higher-yielding, lower-quality municipal bonds. We took advantage of the new, more affordable prices in the lower end of the credit spectrum to buy several new holdings.

Often these bonds are unrated by the rating agencies, creating a rare chance to invest in a municipal security before it becomes a widely followed issue. At Putnam, we do our own evaluation of every issue that may be considered for the portfolio -- low rated, high rated, or those not rated by the standard agencies. Consequently, nothing your fund owns is actually unrated. However, it takes meticulous, time-consuming research to identify the strongest and most creditworthy issues.

We found the most attractive opportunities in the hospital sector, which has struggled since the Balanced Budget Act mandated lower Medicare reimbursements. The industry is undergoing massive restructurings and cost-cutting programs, which should strengthen hospitals in the long run. Our purchases included Arkansas Development State Finance Authority for Washington Regional Medical Center (BBB-/Baa3 rated, 7.50% yield) and New Jersey Healthcare Facilities Financing Authority for the Trinitas Hospital Obligated Group (BBB rated, 7.63% yield). While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

We added two significant positions in the utilities sector -- North Carolina Municipal Power Agency Number One for Catawba (BBB+/Baa1 rated, 6.73% yield) and North Carolina Eastern Municipal Power Agency (BBB/Baa3 rated, 6.75% yield). The regulatory environment varies from state to state, but we believe that North Carolina will manage the deregulation process in a way that is very favorable to utilities and that these two large producers of electricity should fare well.

* LOOKING AHEAD TO BRIGHTER DAYS

We believe that municipal bonds are attractively priced at current levels. We do not anticipate major moves, either up or down, in long-term interest rates over the next few months. It is apparent that the bond market has already begun to act positively. Once signs emerge that the Fed's interest-rate hikes are finally slowing economic growth, bond markets, including the municipal bond market, should perform even better.

When interest rates are rising, it can be a natural reaction among investors to choose guaranteed certificates of deposit over fund investments because the income from CDs seems more and more appealing. However, in such an environment, investors may find they are left with only one to two years of attractive income and are then out of the bond market during the period of its strongest returns. Although the principal value on CDs is generally insured and their rate of return is fixed while a fund investment's value and return will fluctuate, CDs may be subject to penalties for early withdrawals and the income they provide is fully taxable.


"Now is a particularly good time to look at [municipals] since muni debt is paying as much as 30-year Treasurys -- and it's tax-exempt."

-- SmartMoney.com, April 20, 2000


We understand that volatile markets are not easy for investors but they do provide us with the opportunity to increase yield, find exceptional credits, and improve call protection -- strategies that can be particularly rewarding for municipal bond investors over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Income Fund is designed for investors seeking high current income free from federal income taxes, consistent with capital preservation.



TOTAL RETURN FOR PERIODS ENDED 3/31/00

                        Class A           Class B           Class C           Class M
(inception dates)     (12/31/76)          (1/4/93)         (7/26/99)         (2/16/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months            1.20%  -3.61%    0.87%   -4.04%    0.68%   -0.31%    1.05%   -2.23%
----------------------------------------------------------------------------------------
1 year             -1.73   -6.35    -2.37    -7.01    -2.85    -3.78    -2.12    -5.32
----------------------------------------------------------------------------------------
5 years            27.73   21.71    23.64    21.69    22.25    22.25    25.96    21.91
Annual average      5.02    4.01     4.33     4.00     4.10     4.10     4.72     4.04
----------------------------------------------------------------------------------------
10 years           89.23   80.30    75.95    75.95    74.04    74.04    82.58    76.67
Annual average      6.59    6.07     5.81     5.81     5.70     5.70     6.20     5.86
----------------------------------------------------------------------------------------
Life of fund      470.50  443.39   373.43   373.43   371.10   371.10   415.07   398.33
Annual average      7.78    7.55     6.92     6.92     6.89     6.89     7.30     7.15
----------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                           Lehman Brothers Municipal         Consumer
                                    Bond Index             price index
-------------------------------------------------------------------------
6 months                                  2.13%                2.03%
-------------------------------------------------------------------------
1 year                                   -0.08                 3.69
-------------------------------------------------------------------------
5 years                                  34.30                13.15
Annual average                            6.07                 2.50
-------------------------------------------------------------------------
10 years                                 99.60                33.02
Annual average                            7.15                 2.89
-------------------------------------------------------------------------
Life of fund                                --*              194.16
Annual average                              --*                4.75
-------------------------------------------------------------------------

*  Index did not exist.

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                                  Class A           Class B           Class C           Class M
-----------------------------------------------------------------------------------------------
Distributions (number)              6                 6                 6                 6
-----------------------------------------------------------------------------------------------
Income                          $0.249413         $0.221782         $0.215400         $0.237260
-----------------------------------------------------------------------------------------------
Capital gains1                         --                --                --                --
-----------------------------------------------------------------------------------------------
  Total                         $0.249413         $0.221782         $0.215400         $0.237260
-----------------------------------------------------------------------------------------------
Share value:                  NAV       POP           NAV              NAV       NAV       POP
-----------------------------------------------------------------------------------------------
9/30/99                     $8.62     $9.05          $8.62            $8.63     $8.64     $8.93
-----------------------------------------------------------------------------------------------
3/31/00                      8.47      8.89           8.47             8.47      8.49      8.78
-----------------------------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------------------------
Current dividend rate2       5.97%     5.69%          5.33%            5.18%     5.68%     5.49%
-----------------------------------------------------------------------------------------------
Taxable equivalent3          9.88      9.42           8.82             8.58      9.40      9.09
-----------------------------------------------------------------------------------------------
Current 30-day
SEC yield4                   5.44      5.18           4.79             4.65      5.14      4.97
-----------------------------------------------------------------------------------------------
Taxable equivalent3          9.01      8.58           7.93             7.70      8.51      8.23
-----------------------------------------------------------------------------------------------

1 High-income investors may be subject to the alternative minimum tax.
  Capital gains, if any, are taxable for federal and, in most cases, state purposes. Income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based on investment income, calculated using SEC guidelines.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds that are generally considered to be representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
March 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC       -- AMBAC Indemnity Corporation
BIGI        -- Bond Investors Guarantee Insurance
COP         -- Certificate of Participation
FGIC        -- Financial Guaranty Insurance Company
FHA Insd.   -- Federal Housing Administration Insured
FRB         -- Floating Rate Bonds
FSA         -- Financial Security Assurance
GNMA Coll.  -- Government National Mortgage Association Collateralized
G.O. Bonds  -- General Obligation Bonds
IFB         -- Inverse Floating Rate Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation
TRAN        -- Tax Revenue Anticipation Notes
VRDN        -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (99.4%) (a)
PRINCIPAL AMOUNT                                                                           RATING (RAT)                VALUE
Alabama (1.3%)
----------------------------------------------------------------------------------------------------------------------------
$            8,500,000  Fairfield, Indl. Dev. Auth. Rev. Bonds (USX Corp.),
                          Ser. A, 6.7s, 12/1/24                                                 Baa2        $      8,680,625
             9,770,000  Jackson Cnty., Hlth. Care Auth. Hosp. TRAN,
                          7 7/8s, 5/1/19                                                        BBB-/P            10,747,000
             3,750,000  Jefferson Cnty., Swr. Rev. Bond, Ser. 487 R, FRB, 8.2s,
                          2/1/38 (acquired 3/23/99, cost $4,272,343) (RES)                      AAA                3,548,438
                                                                                                            ----------------
                                                                                                                  22,976,063

Alaska (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             2,800,000  AK State Indl. Dev. Auth. Rev. Bonds (AK Hotel
                          Properties, Inc.), FRB, 3 1/2s, 6/1/06                                A-1+               2,800,000

Arizona (1.6%)
----------------------------------------------------------------------------------------------------------------------------
             6,510,000  AZ State Muni. Fin. Program COP BIGI, Ser. 34,
                          7 1/4s, 8/1/09                                                        Aaa                7,551,600
             7,220,000  Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
                          Vista Regl. Hlth.), Ser. A, 6.2s, 12/1/21                             BBB-/P             6,362,625
            10,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12                      Aaa               11,887,500
             4,000,000  Pima Cnty., Indl. Dev. Auth., VRDN (Tucson Elec.
                          Pwr. Co.-Irvington), 3.35s, 10/1/22                                   A-1+               4,000,000
                                                                                                            ----------------
                                                                                                                  29,801,725

Arkansas (0.6%)
----------------------------------------------------------------------------------------------------------------------------
             3,900,000  AR State Hosp. Dev. Fin. Auth. Rev. Bonds
                          (WA Regl. Med. Ctr.), 7 3/8s, 2/1/29                                  Baa3               3,870,750
             4,000,000  AR State Hosp. Equip. Fin. Auth. VRDN
                          (Baptist Hlth.), MBIA, 3.25s, 11/1/10                                 A-1+               4,000,000
             3,175,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                          7 5/8s, 2/1/27                                                        BB/P               3,325,813
                                                                                                            ----------------
                                                                                                                  11,196,563

California (6.8%)
----------------------------------------------------------------------------------------------------------------------------
            15,500,000  Alameda, Corridor Trans. Auth. Rev. Bonds,
                          Ser. 99-A, MBIA, zero %, 10/1/31                                      AAA                2,402,500
             2,000,000  Kings Cnty., Hsg. Auth. Multi-Fam. Hsg., VRDN
                          (Edgewater Isle Apts), 3.8s, 6/1/07                                   VMIG 1             2,000,000
            18,900,000  Los Angeles Cnty., Sanitation Dist. Fin. Auth. Rev.
                          Bonds (Capital), Ser. A, MBIA, 5s, 10/1/23                            Aaa               17,269,875
             7,000,000  Los Angeles, Regl. Arpt. Impt. Rev. Bonds (United
                          Airlines, Inc.), Ser. G, 8.8s, 11/15/21                               Baa2               7,304,780
            10,150,000  Orange Cnty., Local Trans. Auth. IFB, FGIC, 7.911s,
                          2/14/11 (acquired 1/30/97, cost $10,393,516) (RES)                    Aaa               11,101,563
            11,285,000  San Diego Cnty., COP (Inmate Reception
                          Ctr. & Cooling), MBIA, 6 3/4s, 8/1/19                                 Aaa               12,441,713
                        San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
            53,760,000    zero %, 1/1/24                                                        Aaa               13,507,200
            39,225,000    zero %, 1/1/22                                                        Aaa               11,130,094
            27,400,000    zero %, 1/1/18                                                        Aaa               10,069,500
            21,000,000  San Joaquin Hills, Trans. Corridor Agcy. Toll Road
                          Rev. Bonds, Ser. A, MBIA, zero %, 1/15/36                             AAA                2,520,000
            17,690,000  San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
                          (Merged Area Redev.), MBIA, 5s, 8/1/20                                Aaa               16,363,250
            17,025,000  U. of CA Rev. Bonds (UCSD Med. Ctr.
                          Satellite Med. Fac.), 7.9s, 12/1/19                                   A-/P              17,208,189
                                                                                                            ----------------
                                                                                                                 123,318,664

Colorado (4.0%)
----------------------------------------------------------------------------------------------------------------------------
            17,000,000  Arapahoe Cnty., Cap. Impt. Trust Fund Hwy. Rev.
                          Bonds, Ser. E-470, 7s, 8/31/26                                        Aaa               19,082,500
                        Denver, City & Cnty. Arpt. Rev. Bonds
            28,660,000    Ser. A, 8 3/4s, 11/15/23                                              Baa1              30,666,200
            10,340,000    Ser. A, 8 3/4s, 11/15/23 (Prerefunded)                                Aaa               11,167,200
             4,800,000    Ser. A, 8 1/2s, 11/15/23                                              Baa1               4,981,344
               455,000    Ser. A, 8 1/2s, 11/15/23 (Prerefunded)                                Aaa                  475,379
             3,980,000    Ser. B, 7 1/4s, 11/15/23                                              Baa1               4,144,175
             1,020,000    Ser. B, 7 1/4s, 11/15/23 (Prerefunded)                                Aaa                1,096,500
                                                                                                            ----------------
                                                                                                                  71,613,298

Connecticut (1.3%)
----------------------------------------------------------------------------------------------------------------------------
             8,000,000  CT State Dev. Auth. Poll. Control Rev. Bonds
                          (Western MA Electric Co.), Ser. A, 5.85s, 9/1/28                      Ba1                7,170,000
                        Mashantucket, Wertern Pequot Tribe 144A
                          Rev. Bonds, Ser. A
             7,565,000    6.4s, 9/1/11                                                          Baa2               7,782,494
             7,435,000    6.4s, 9/1/11 (Prerefunded)                                            Aaa                8,178,500
                                                                                                            ----------------
                                                                                                                  23,130,994

District of Columbia (4.8%)
----------------------------------------------------------------------------------------------------------------------------
                        DC G.O. Bonds, Ser. A
            39,250,000    6 3/8s, 6/1/26                                                        AAA               42,439,063
            38,175,000    6s, 6/1/26                                                            BBB               36,743,438
             7,000,000  DC, Georgetown U. IFB, 9.545s, 4/25/22                                  A+                 7,726,250
                                                                                                            ----------------
                                                                                                                  86,908,751

Florida (3.2%)
----------------------------------------------------------------------------------------------------------------------------
            11,010,000  FL State Gen. Svcs. , 8 1/4s, 7/1/17 (acquired 9/2/98,
                          cost $14,162,544) (RES)                                               AAA/P             12,606,450
             5,530,000  Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A,
                          7 1/4s, 10/1/29                                                       BB/P               5,232,763
            18,500,000  Hernando Cnty. Rev. Bonds (Criminal Justice
                          Complex Fin.), FGIC, 7.65s, 7/1/16 (SEG)                              Aaa               22,986,250
            16,375,000  Martin Cnty., Indl. Dev. Auth. Rev. Bonds
                          (Indian Cogeneration), Ser. A, 7 7/8s, 12/15/25                       Baa3              16,538,750
                                                                                                            ----------------
                                                                                                                  57,364,213

Georgia (3.6%)
----------------------------------------------------------------------------------------------------------------------------
            12,000,000  De Kalb Cnty., Muni. Hsg. Auth. Rev. Bonds
                          (Briarcliff Park Apts.), Ser. A, 7 1/2s, 4/1/17                       AAA/P             12,870,000
                        GA Muni. Elec. Pwr. Auth. Rev. Bonds
            10,000,000    Ser. B, FGIC, 8 1/4s, 1/1/11                                          Aaa               12,537,500
            21,700,000    Ser. Y, AMBAC, 6.4s, 1/1/13                                           Aaa               23,897,125
            10,460,000  GA State G.O. Bonds, Ser. D, 6.8s, 8/1/11                               Aaa               11,976,700
             5,000,000  GA State Private College & U. Auth. Rev. Bonds
                          (Emory U.), Ser. A, Go. Of Univ., 5 1/2s, 11/1/31                     AA                 4,762,500
                                                                                                            ----------------
                                                                                                                  66,043,825

Illinois (2.4%)
----------------------------------------------------------------------------------------------------------------------------
                        Chicago, Board of Ed. G.O. Bonds, Ser. A FGIC
             5,400,000    zero %, 12/1/17                                                       Aaa                1,930,500
             7,750,000    zero %, 12/1/16                                                       Aaa                2,954,688
            14,500,000  Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
                          (American Airlines, Inc.), 8.2s, 12/1/24                              Baa1              15,841,250
                        IL Dev. Fin. Auth. Rev. Bonds (Cmnty. Rehab.
                          Providers Fac.)
             3,200,000    8 3/4s, 7/1/11                                                        B/P                3,400,000
             1,635,000    8 3/4s, 7/1/11 (Prerefunded)                                          AAA/P              1,726,969
             8,000,000  IL Dev. Fom. Auth. IFB (St. Luke's Med. Ctr.),
                          MBIA, 8.602s, 10/1/24                                                 Aaa                8,810,000
             2,000,000  IL Hlth. Fac. Auth. IFB (Methodist Hlth.), AMBAC,
                          10.774s, 5/18/21                                                      Aaa                2,186,260
             5,000,000  IL Hlth. Fac. Auth. Rev. Bonds (Advocate Hlth.),
                          Ser. B, MBIA-IBC, 5 1/4s, 8/15/18                                     AAA                4,443,750
             2,200,000  IL Hsg. Dev. Auth. IFB, 10.349s, 2/1/20 (acquired
                          4/8/92, cost $2,347,136) (RES)                                        Aa1                2,276,164
                                                                                                            ----------------
                                                                                                                  43,569,581

Indiana (2.3%)
----------------------------------------------------------------------------------------------------------------------------
             9,000,000  Fort Wayne, Hosp. Auth. Rev. Bonds (Parkview
                          Hlth. Syst., Inc.), MBIA, 4 3/4s, 11/15/28                            Aaa                7,301,250
             4,150,000  IN State Dev. Fin. Auth. Rev. Bonds (USX Corp.),
                          5.6s, 12/1/32                                                         Baa2               3,558,625
            20,000,000  Indianapolis Indl. Arpt. Auth. Special Fac. Rev. Bonds
                          (United Airlines), Ser. A, 6 1/2s, 11/15/31                           Baa3              19,025,000
            10,480,000  Indianapolis, Local Pub. Impt Bd.. Rev. Bonds,
                          Ser. A, 6s, 2/1/11                                                    Aaa               11,200,500
                                                                                                            ----------------
                                                                                                                  41,085,375

Kansas (1.1%)
----------------------------------------------------------------------------------------------------------------------------
            18,200,000  Burlington, Poll. Control IFB (KS Gas & Electric),
                          Ser. 91-4, MBIA, 9.67s, 6/1/31 (acquired various
                          dates from 6/20/91 to 2/14/94,
                          cost $20,181,360) (RES)                                               Aaa               19,747,000

Louisiana (1.6%)
----------------------------------------------------------------------------------------------------------------------------
            17,800,000  Lake Charles, Harbor & Term. Dist. Port Fac. Rev.
                          Bonds (Trunkline Co.), 7 3/4s, 8/15/22                                A3                19,201,750
             8,565,000  W. Feliciana, Parish Poll. Control Rev. Bonds
                          (Gulf States Util. Co.), Ser. III, 7.7s, 12/1/14                      Ba1                9,068,194
                                                                                                            ----------------
                                                                                                                  28,269,944

Maine (0.7%)
----------------------------------------------------------------------------------------------------------------------------
            11,935,000  Bucksport Solid Waste Disp. Rev. Bonds
                          (Champion Intl. Corp.), 6 1/4s, 5/1/10                                Baa1              12,069,269

Massachusetts (8.4%)
----------------------------------------------------------------------------------------------------------------------------
            15,850,000  Boston, Rev. Bonds (Boston City Hosp.), Ser. A,
                          FHA Insd., 7 5/8s, 2/15/21                                            Aaa               16,285,400
             9,800,000  MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. Rev.
                          Bonds, MBIA, 6 1/2s, 7/1/05                                           Aaa               10,449,250
                        MA State G.O. Bonds
            11,595,000    Ser. 25, 8.22s, 11/1/11 (acquired 8/13/98,
                            cost $14,388,236) (RES)                                             Aa3               13,218,300
             5,285,000    Ser. C, FGIC, 5 3/4s, 8/1/11                                          Aaa                5,542,644
             5,425,000    Ser. C, AMBAC, 5 3/4s, 8/1/10                                         Aaa                5,709,813
            20,000,000  MA State Rev. Bonds (Grant Anticipation Notes),
                          Ser. A, MBIA, 5 1/2s, 6/15/13                                         Aaa               20,400,000
                        MA State Hlth. & Ed. Fac. Auth. Rev. Bonds
             6,000,000    (Caritas Christian Oblig. Group), Ser. A,
                          5 5/8s, 7/1/20                                                        Baa2               4,747,500
             7,000,000  AMBAC, 6.55s, 6/23/22                                                   Aaa                7,376,250
                        MA State Hlth. & Edl. Fac. Auth. IFB
            11,000,000    (St. Elizabeth Hosp.), Ser. E, FSA, 10.17s, 8/12/21                   Aaa               11,825,000
            18,000,000    (Beth Israel-Deaconess Hosp.), AMBAC,
                          8.46s, 10/1/31                                                        Aaa               19,282,500
             5,370,000  MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
                          (Worcester Polytech Inst.), Ser. E, 6 5/8s, 9/1/17                    AAA                5,698,913
                        MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                          (Southeastern MA)
             4,500,000    Ser. B, 9 1/4s, 7/1/15                                                BB-/P              4,809,375
             7,000,000    Ser. A, 9s, 7/1/15                                                    BB-/P              7,472,500
                        MA State Port Auth. Rev Bonds
             5,700,000    13s, 7/1/13                                                           Aaa                7,167,750
             5,350,000    FGIC, 7 1/2s, 7/1/20                                                  Aaa                5,483,055
             8,000,000  MA State Tpk. Auth. Hwy. Syst. Rev. Bonds, Ser. A,
                          AMBAC, 5s, 1/1/39                                                     Aaa                6,860,000
                                                                                                            ----------------
                                                                                                                 152,328,250

Michigan (3.1%)
----------------------------------------------------------------------------------------------------------------------------
             4,400,000  Detroit, Loc. Dev. Fin. Auth. Tax Increment Rev.
                          Bonds, Ser. A, 5 1/2s, 5/1/21                                         A2                 3,910,500
            11,355,000  Greater Detroit, Res. Recvy. Auth. Rev. Bonds, Ser. A,
                          AMBAC, 6 1/4s, 12/13/08                                               Aaa               12,192,431
             5,000,000  MI State Hosp. Fin. Auth. Rev. Bonds (Sinai Hosp.),
                          6.7s, 1/1/26                                                          A-                 4,443,750
            10,000,000  MI State Strategic Fund Solid Waste Disp.
                          Rev. Bonds (SD Warren Co.), Ser. C,
                          7 3/8s, 1/15/22                                                       BB-/P             10,387,500
            10,000,000  MI State Strategic Fund Ltd. Rev. Bonds
                          (Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29                     Aaa                9,412,500
             6,745,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds, 6s, 8/1/13                        Baa3               5,944,031
            10,475,000  Wayne Charter Cnty., Special Arpt. Fac. Rev. Bonds
                          (Northwest Airlines Inc.), 6 3/4s, 12/1/15                            BB+/P             10,475,000
                                                                                                            ----------------
                                                                                                                  56,765,712

Minnesota (1.3%)
----------------------------------------------------------------------------------------------------------------------------
             4,010,000  Martin Cnty., Hosp. Rev Bonds (Fairmont
                          Cmnty. Hosp.), 6 5/8s, 9/1/22                                         BB+/P              3,553,863
             4,560,000  MN Agricultural & Econ. Dev. Board Rev. Bonds
                          (Benedictine Health), Ser. A, MBIA, 5 1/4s, 2/15/12                   AAA                4,525,800
            15,065,000  MN State Hsg. Fin. Agcy. Single Fam. Rev. Bonds,
                          Ser. E, 6.85s, 1/1/24                                                 AA+               15,479,288
                                                                                                            ----------------
                                                                                                                  23,558,951

Missouri (0.9%)
----------------------------------------------------------------------------------------------------------------------------
            14,400,000  MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                          (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                            Aa2               15,552,000

Montana (0.8%)
----------------------------------------------------------------------------------------------------------------------------
            14,000,000  MT State Hlth. Fac. Auth. Hosp. IFB (Deaconess
                          Med. Ctr.), Ser. B, AMBAC, 8.181s, 3/8/16                             Aaa               14,803,460

Nebraska (1.0%)
----------------------------------------------------------------------------------------------------------------------------
             9,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA,
                          10.197s, 11/15/16                                                     Aaa                9,765,000
                        NE Investment Fin. Auth. Single Fam. Mtge. IFB
             2,700,000    GNMA Coll., 9.719s, 9/15/24                                           Aaa                2,828,250
             5,800,000    Ser. B, GNMA Coll., 10.47s, 10/17/23                                  Aaa                6,140,750
                                                                                                            ----------------
                                                                                                                  18,734,000

New Hampshire (0.7%)
----------------------------------------------------------------------------------------------------------------------------
            10,500,000  NH State Tpk. Sys. IFB, FGIC, 10.245s, 11/1/17                          Aaa               12,298,125

New Jersey (2.5%)
----------------------------------------------------------------------------------------------------------------------------
             8,000,000  NJ Econ. Dev. Auth. Special Fac. Rev. Bonds
                          (Continental Airlines, Inc.), 6 1/4s, 9/15/29                         Ba2                7,310,000
                        NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
             5,000,000    (Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30                         BBB-               5,031,250
            13,500,000    (Raritan Bay Med. Ctr.), 7 1/4s, 7/1/27                               B-/P              12,133,125
             5,800,000    (Raritan Bay Med. Ctr.), 7 1/4s, 7/1/14                               B-/P               5,394,000
                        NJ State Trans. Trust Fund Auth. Rev. Bonds
            10,000,000    (Trans. Syst.), Ser. B, MBIA, 6 1/2s, 6/15/10                         Aaa               11,112,500
             5,000,000    Ser. A, 5 5/8s, 6/15/14                                               AA                 5,162,500
                                                                                                            ----------------
                                                                                                                  46,143,375

New York (15.8%)
----------------------------------------------------------------------------------------------------------------------------
            12,500,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7 1/4s,
                          12/1/24 (acquired 5/19/98, cost $13,496,874) (RES)                    A-/P              11,828,125
                        Long Island, Pwr. Auth. NY Elec. Syst. Rev.
                          Bonds, Ser. A
            10,000,000    FSA, 5 1/2s, 12/1/13                                                  Aaa               10,225,000
            14,750,000    FSA, 5 1/2s, 12/1/12                                                  AAA               15,174,063
                        Nassau Cnty., Hlth. Care Corp. Rev. Bonds
             5,000,000    FSA, 6s, 8/1/15                                                       Aaa                5,193,750
             4,410,000    FSA, 6s, 8/1/14                                                       Aaa                4,602,938
             6,500,000  NY City, City Transitional Fin. Auth. Rev. Bonds,
                          Ser. A, 5 3/4s, 8/15/24                                               AA                 6,483,750
                        NY City, G.O. Bonds
             4,600,000    Ser. F, 8.4s, 11/15/07                                                Aaa                4,933,500
             4,855,000    Ser. F, 8.4s, 11/15/06                                                Aaa                5,206,988
             4,635,000    Ser. F, 8.4s, 11/15/05                                                Aaa                4,971,038
            29,335,000    (Group B), Ser. D, 8 1/4s, 8/1/12                                     Aaa               31,131,769
             9,800,000    Ser. D, 8 1/4s, 8/1/11 (Prerefunded)                                  Aaa               10,400,250
            13,235,000    Ser. B, MBIA, 6 1/2s, 8/15/10                                         AAA               14,624,675
             6,765,000    Ser. D, MBIA, 6 1/2s, 11/1/09                                         Aaa                7,433,044
             3,000,000    Ser. J, 5s, 8/1/23                                                    A3                 2,602,500
            10,000,000    Ser. G, 5s, 8/1/22                                                    A3                 8,700,000
            10,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                          (Visy Paper Inc.), 7.95s, 1/1/28                                      B/P               10,312,500
            20,000,000  NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev.
                          Bonds, Ser. B, FGIC, 5 1/8s, 6/15/30                                  AAA               17,975,000
             2,800,000  NY City, NY State Dorm. Auth. Lease Rev. Bonds
                          (Court Facs.), 6s, 5/15/39                                            A3                 2,803,500
            20,000,000  NY State Urban Dev. Corp. Rev. Bonds, HUD
                          Sect. 236 Go. Of Corp., 5 1/2s, 7/1/16                                Aaa               19,750,000
                        NY State Dorm. Auth. Rev. Bonds (State U. Edl. Facs.)
             7,500,000    MBIA, 6s, 5/15/16                                                     AAA                7,846,875
             7,000,000    MBIA, 6s, 5/15/15                                                     AAA                7,341,250
             6,000,000  NY State Metropolitan Trans. Auth. Rev. Bonds,
                          Ser. A, FGIC, 5 7/8s, 4/1/25                                          AAA                6,060,000
                        NY State Dorm. Auth. Rev. Bonds
            10,900,000    (Construction City U. Syst.), Ser. A, 6s, 7/1/20                      Baa1              11,267,875
            12,485,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18                       Baa1              12,625,456
            23,100,000    (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19                         A3                22,551,375
             7,515,000    (North Shore U. Hosp.), MBIA, 5 1/2s, 11/1/11                         AAA                7,684,088
             5,000,000    (State U. Edl. Facs.), Ser. A, MBIA, 4 3/4s, 5/15/25                  Aaa                4,281,250
             4,400,000  NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                          (State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12                  Aa2                4,510,924
                        NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
                          (Mental Hlth. Svcs. Fac.)
             2,480,000    Ser. B, 7 5/8s, 8/15/17                                               A3                 2,610,200
             5,450,000    Ser. B, 7 5/8s, 8/15/17 (Prerefunded)                                 A3                 5,777,000
                                                                                                            ----------------
                                                                                                                 286,908,683

North Carolina (4.6%)
----------------------------------------------------------------------------------------------------------------------------
            10,000,000  Intermountain Pwr. Agcy Rev. Bonds, MBIA,
                          6s, 1/1/18                                                            AAA               10,387,500
            19,700,000  NC Eastern Muni. Pwr. Agcy. Syst. IFB, FGIC, 9.278s,
                          1/1/25 (acquired various dates from 12/28/93 to
                          4/12/95, cost $23,983,708) (RES)                                      Aaa               20,783,500
            11,680,000  NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds,
                          Ser. C, MBIA, 7s, 1/1/13                                              Aaa               13,359,000
             5,000,000  NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds,
                          Ser. D, 6 3/4s, 1/1/26                                                BBB                5,056,250
            29,000,000  NC Muni. Pwr. Agcy. Rev. Bonds (No. 1
                          Catawba Elec.), Ser. B, 6 1/2s, 1/1/20                                BBB+              29,253,750
             5,000,000  NC Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A,
                          5 3/4s, 1/1/26                                                        BBB                4,425,000
                                                                                                            ----------------
                                                                                                                  83,265,000

Ohio (1.4%)
----------------------------------------------------------------------------------------------------------------------------
             1,475,120  Lake Cnty. Indl. Dev. Rev. Bonds (Madison Inn
                          Hlth. Ctr.), FHA Insd., 12s, 5/1/14                                   A-/P               1,507,720
             3,223,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. A-2,
                          GNMA Coll., 10.176s, 3/24/31                                          Aaa                3,420,409
                        OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
             7,775,000    Ser. 4, GNMA Coll., 9s, 9/1/18                                        AAA/P              7,366,813
             7,775,000    Interest Only (IO), Ser. 4, GNMA Coll., 9s, 9/1/01                    AAA/P                942,719
            15,000,000  OH State, Tpk. Comm. Rev. Bonds, Ser. B, FGIC,
                          4 3/4s, 2/15/28                                                       AAA               12,656,250
                                                                                                            ----------------
                                                                                                                  25,893,911

Oklahoma (0.6%)
----------------------------------------------------------------------------------------------------------------------------
             6,500,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Healthcare),
                          Ser. A, 5 5/8s, 8/15/29                                               Baa2               5,118,750
             6,000,000  OK State Ind. Auth. Rev. Bonds (Hlth. Syst.-Oblig.
                          Group), Ser. A, 5 3/4s, 8/15/29                                       AAA                5,820,000
                                                                                                            ----------------
                                                                                                                  10,938,750

Pennsylvania (3.8%)
----------------------------------------------------------------------------------------------------------------------------
             8,150,000  Allegheny Cnty., Arpt. Rev. Bonds (Pittsburgh
                          Intl. Arpt.), Ser. A, MBIA, 5 3/4s, 1/1/11                            Baa1               8,384,313
             2,780,000  Canon-McMillan School Dist. G.O. Bonds, FGIC,
                          zero %, 12/1/20                                                       AAA                  816,625
             8,110,000  Clearfield Hosp. Auth. Rev. Bonds (Clearfield Hosp.),
                          6 7/8s, 6/1/16                                                        BBB                7,917,388
                        PA State Econ. Dev. Fin. Auth. Resource Recvy.
                          Rev. Bonds
             6,000,000    Ser. D, 7.15s, 12/1/18                                                BBB-               6,172,500
            10,000,000    (Colver), Ser. D, 7 1/8s, 12/1/15                                     BBB-              10,287,500
            12,700,000    (Northampton Generating), Ser. A, 6.4s, 1/1/09                        BBB-              12,414,250
            20,000,000  PA State, Tpk. Comm. Oil Franchise Tax Rev. Bonds,
                          Ser. B, AMBAC, 4 3/4s, 12/1/27                                        Aaa               17,000,000
             3,400,000  Philadelphia, G.O. Bonds, FGIC, 4 3/4s, 5/15/20                         Aaa                2,932,500
            10,000,000  Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev.
                          Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10
                          (In default) (NON)                                                    B2                 3,300,000
                                                                                                            ----------------
                                                                                                                  69,225,076

Puerto Rico (0.4%)
----------------------------------------------------------------------------------------------------------------------------
             6,700,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
                          MBIA, 6 1/4s, 7/1/12                                                  Aaa                7,403,500

South Carolina (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             4,150,000  Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone
                          Container Corp.), 7 3/8s, 2/1/07                                      B/P                4,274,500

Tennessee (1.6%)
----------------------------------------------------------------------------------------------------------------------------
             3,000,000  Elizabethton, Hlth. & Edl. Facs. Board Rev. Bonds
                          (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33                              AAA                3,097,500
             7,000,000  Johnson City, Hlth. & Edl. Facs. Rev. Bonds
                          (Mtn. States Hlth.), Ser. A, 7 1/2s, 7/1/33                           AAA                6,921,250
             5,000,000  Johnson City, Hlth. & Edl. Facs. Hosp. Board Rev.
                          Bonds (Mtn. States Hlth.), Ser. A, 7 1/2s, 7/1/25                     AAA                4,975,000
            40,000,000  Metro. Nashville & Davidson Cnty. Hlth. & Ed. Fac.
                          Board Rev. Bonds (Volunteer Hlth. Care),
                          zero %, 6/1/21                                                        Aaa               10,000,000
             4,000,000  Shelby Cnty., Hlth. Edl. & Hsg. Facs. Board Rev.
                          Bonds (Wyndridge Multifamily Hsg.), FRB,
                          3.6s, 11/1/19                                                         A-1+               4,000,000
                                                                                                            ----------------
                                                                                                                  28,993,750

Texas (10.5%)
----------------------------------------------------------------------------------------------------------------------------
             4,250,000  Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
                          Methodist Retirement), Ser. A, 5 7/8s, 11/15/18                       BB+/P              3,479,688
            31,000,000  Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                          (American Airlines, Inc.), 7 1/2s, 12/1/29                            Baa1              31,775,000
            15,000,000  Dallas Cnty., G.O. Bonds, stepped-coupon (Flood
                          Control Dist. (SEG)1), (8.5s, 10/1/99), 4/1/16 (STP)                  BB-/P             13,500,000
             7,000,000  Dallas-Fort Worth Intl. Arpt. Fac. Impt. Corp. Rev.
                          Bonds (American Airlines, Inc.), 6 3/8s, 5/1/35                       Baa1               6,676,250
            25,250,000  Gulf Coast, Waste Disposal Auth. Rev. Bonds
                          (Champion Intl. Corp.), 7.45s, 5/1/26                                 Baa1              26,102,188
            12,555,000  Harris Cnty., Hlth. Facs. Dev. Corp. Rev. Bonds
                          (Christus Hlth.), Ser. A, 5 5/8s, 7/1/12                              AAA               12,759,019
                        Houston, Arpt. Syst. Rev. Bonds (Continental
                          Airlines, Inc.)
            10,880,000    Ser. B, 5.7s, 7/15/29                                                 Ba1                8,880,800
             8,000,000    Ser. C, 5.7s, 7/15/29                                                 Ba1                6,530,000
            10,700,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
                          Hlth. Syst.of East TX), 6 7/8s, 2/15/26                               BBB-              10,084,750
            20,000,000  North Central Hlth. Fac. Dev. Corp. IFB (Baylor U.
                          Med. Ctr.), Ser. A, 8.752s, 5/15/16                                   Aa2               21,900,000
             3,600,000  San Antonio, Certificates of Obligation, Ser. 2000,
                          5s, 2/1/20                                                            AA+                3,226,500
             3,000,000  San Antonio, G.O. Bonds, Ser. 2000, 5s, 2/1/20                          AA+                2,688,750
             6,500,000  Texas State Indl. Dev. Corp. Rev. Bonds (Arco
                          Pipeline Co.), 7 3/8s, 10/1/20                                        A                  7,678,125
            20,800,000  TX State Rev. Bonds, 6.2s, 9/30/11                                      Aa2               22,568,000
             1,700,000  TX State Dept. of Hsg. & Cmnty. Affairs Home
                          Mtge. IFB, Ser. B-2, GNMA Coll., 10.119s, 6/18/23                     AAA                1,722,253
            10,000,000  TX State Tpk. Auth. Rev. Bonds, FGIC, 5 1/2s, 1/1/15                    AAA                9,925,000
                                                                                                            ----------------
                                                                                                                 189,496,323

Utah (1.5%)
----------------------------------------------------------------------------------------------------------------------------
            19,065,000  Intermountain Pwr. Agcy. Rev. Bonds, (UT State
                          Pwr. Supply), Ser. B, MBIA, 6 1/2s, 7/1/09                            Aaa               20,876,175
             5,000,000  Salt Lake City, Hosp. Rev. Bonds (IHC Hosps. Inc.),
                          Ser. A, 8 1/8s, 5/15/15                                               AAA                6,081,250
                                                                                                            ----------------
                                                                                                                  26,957,425

Vermont (0.4%)
----------------------------------------------------------------------------------------------------------------------------
             7,600,000  VT Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (Hosp.
                          Med. Ctr.), FGIC, 7s, 9/1/19                                          AAA                7,894,500

Virginia (2.7%)
----------------------------------------------------------------------------------------------------------------------------
            10,500,000  Henrico Cnty., Indl. Dev. Auth. IFB (Bon Secours
                          Hlth. Syst.), FSA, 8.988s, 8/23/27                                    Aaa               10,985,625
             5,000,000  Norfolk, Cnth., Wtr. Rev. Bonds, MBIA, 5.9s, 11/1/25                    Aaa                5,056,250
            30,000,000  Winchester, Indl. Dev. Auth. IFB (Winchester
                          Med. Ctr.), AMBAC, 5s, 1/21/14                                        Aaa               33,600,000
                                                                                                            ----------------
                                                                                                                  49,641,875

Washington (1.5%)
----------------------------------------------------------------------------------------------------------------------------
             5,200,000  Port of Moses Lake, Pub. Corp. Poll. Control Rev.
                          Bonds (Union Carbide Corp.), 7 1/2s, 8/1/04                           Baa2               5,206,968
             4,500,000  Port Vancouver, Rev. Bonds (United Grain Corp.),
                          FRB, 3 1/2s, 12/1/09 (LOC-Bk. Of America
                          NT & SA)                                                              A-1+               4,500,000
                        WA State Hlth. Care Fac. Auth. Rev. Bonds
                          (Hutchinson Cancer Ctr.), Ser. D
             8,400,000    7 3/8s, 1/1/18                                                        Aa3                8,715,237
             7,700,000    7.3s, 1/1/12                                                          Aa1                7,985,978
                                                                                                            ----------------
                                                                                                                  26,408,183

Wisconsin (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             2,865,000  WI Hsg. & Econ. Dev. Auth. IFB (Home
                          Ownership Dev.), 10.371s, 10/25/22                                    Aa3                2,956,651
                                                                                                            ----------------
                        Total Municipal Bonds and Notes
                          (cost $1,771,287,458)                                                             $  1,800,337,265

PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
             4,000,000  Charter Mac. Equity, 6.625%, pfd. (acquired 6/11/99,
                          cost $4,000,000) (RES)                                                            $      3,910,000
             6,000,000  MuniMae Tax Exempt Bonds Subsidiary, LLC 144A,
                          6.875%, cum.pfd. (acquired 5/7/99,
                          cost $6,000,000) (RES)                                                                   5,955,000
                                                                                                            ----------------
                        Total Preferred Stocks (cost $10,000,000)                                           $      9,865,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $1,781,287,458) (b)                                         $  1,810,202,265
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $1,811,595,704.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2000, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2000. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,781,287,626, resulting in gross unrealized appreciation and depreciation of $83,006,292 and $54,091,653, respectively, or net unrealized appreciation of $28,914,639.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2000, was $104,974,540 or 5.8% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) are current interest rates shown at March 31, 2000, which are subject to change based on the terms of the security.

      The rates shown on Inverse Floating Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at March 31, 2000.

      The fund had the following industry group concentrations greater than 10% at March 31, 2000 (as a percentage of net assets):

        Utilities               15.2%
        Transportation          15.1
        Hospital/Health care    14.7

      The fund had the following insurance concentrations greater than 10% at March 31, 2000 (as a percentage of net assets):

        MBIA                    14.5%

--------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 2000 (Unaudited)
                                                                    Unrealized
                                      Aggregate Face   Expiration  Appreciation/
                      Total Value         Value           Date    (Depreciation)
[S]                  [C]             [C]               [C]            [C]
--------------------------------------------------------------------------------
Muni Bond
Futures (Long)         $64,357,031    $62,984,033        June 00    $ 1,372,998
U.S. Treasury
Bond Futures (Short)    54,021,188     52,879,676        June 00     (1,141,512)
--------------------------------------------------------------------------------
                                                                    $   231,486
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $1,781,287,458) (Note 1)   $1,810,202,265
----------------------------------------------------------------------------------------------
Cash                                                                                10,891,298
----------------------------------------------------------------------------------------------
Interest and other receivables                                                      28,432,163
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                 815,618
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                         230,111
----------------------------------------------------------------------------------------------
Total assets                                                                     1,850,571,455

Liabilities
----------------------------------------------------------------------------------------------
Payable for variation margin                                                            44,469
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                3,571,499
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    29,053,925
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           2,950,993
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         2,241,709
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              62,668
----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          44,308
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             4,274
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                 953,058
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  48,848
----------------------------------------------------------------------------------------------
Total liabilities                                                                   38,975,751
----------------------------------------------------------------------------------------------
Net assets                                                                      $1,811,595,704

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $1,821,610,948
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (4,252,104)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (34,909,433)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          29,146,293
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $1,811,595,704

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,603,129,394 divided by 189,218,016 shares)                                           $8.47
----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.47)*                                   $8.89
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($198,034,894 divided by 23,379,891 shares)***                                           $8.47
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($993,103 divided by 117,245 shares)***                                                  $8.47
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,438,313 divided by 1,111,065 shares)                                                 $8.49
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.49)**                                  $8.78
----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sale of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sale of $50,000 or more and on group sales, the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended March 31, 2000 (Unaudited)

----------------------------------------------------------------------------------------------
Tax exempt interest income:                                                        $61,988,545
----------------------------------------------------------------------------------------------
Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     4,607,986
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                         555,184
----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                      19,767
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         8,674
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,650,889
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                  881,153
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    4,179
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   23,463
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  5,699
----------------------------------------------------------------------------------------------
Auditing                                                                                14,829
----------------------------------------------------------------------------------------------
Legal                                                                                   19,927
----------------------------------------------------------------------------------------------
Postage                                                                                 31,262
----------------------------------------------------------------------------------------------
Other                                                                                   95,797
----------------------------------------------------------------------------------------------
Total expenses                                                                       7,918,809
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (130,815)
----------------------------------------------------------------------------------------------
Net expenses                                                                         7,787,994
----------------------------------------------------------------------------------------------
Net investment income                                                               54,200,551
----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (2,523,381)
----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (2,366,614)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period           (30,318,862)
----------------------------------------------------------------------------------------------
Net loss on investments                                                            (35,208,857)
----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $18,991,694
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $   54,200,551     $  108,159,104
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   (4,889,995)            67,244
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (30,318,862)      (152,688,772)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                           18,991,694        (44,462,424)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                               (48,569,307)       (96,670,820)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (5,424,040)       (10,680,703)
-------------------------------------------------------------------------------------------------------
   Class C                                                                   (21,239)            (2,378)
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (261,877)          (475,838)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                        --         (2,118,523)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --           (267,654)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --            (11,143)
-------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
   Class A                                                                        --         (3,778,117)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --           (477,326)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --            (19,873)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                       (120,576,163)      (131,696,702)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                            (155,860,932)      (290,661,501)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,967,456,636      2,258,118,137
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $4,252,104 and
$4,176,192 respectively)                                              $1,811,595,704     $1,967,456,636
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.62          $9.30          $9.12          $8.76          $8.74          $8.55
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .25            .47            .45            .48            .49            .52
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.15)          (.66)           .19            .36            .02            .19
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .10           (.19)           .64            .84            .51            .71
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.25)          (.46)          (.46)          (.48)          (.49)          (.52)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --           (.01)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                               --           (.02)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.25)          (.49)          (.46)          (.48)          (.49)          (.52)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $8.47          $8.62          $9.30          $9.12          $8.76          $8.74
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.20*         (2.12)          7.22           9.89           5.94           8.58
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,603,129     $1,737,755     $1,998,387     $2,054,537     $2,117,684     $2,237,837
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .39*           .81            .81            .78            .78            .78
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.95*          5.14           4.92           5.40           5.58           6.03
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     8.81*         11.02          29.61          52.33          92.99          68.23
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.62          $9.30          $9.12          $8.76          $8.73          $8.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .22            .41            .39            .43            .43            .46
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.15)          (.66)           .19            .36            .03            .20
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .07           (.25)           .58            .79            .46            .66
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.22)          (.40)          (.40)          (.43)          (.43)          (.46)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --           (.01)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains
on investments                               --           (.02)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.22)          (.43)          (.40)          (.43)          (.43)          (.46)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $8.47          $8.62          $9.30          $9.12          $8.76          $8.73
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                      .87*         (2.76)          6.52           9.18           5.38           8.01
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $198,035       $219,300       $249,541       $245,759       $250,990       $246,407
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .71*          1.46           1.46           1.43           1.43           1.43
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.62*          4.49           4.28           4.75           4.92           5.34
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     8.81*         11.02          29.61          52.33          92.99          68.23
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Six months          For the
                                                                                               ended             period
Per-share                                                                                     March 31       July 26, 1999+
operating performance                                                                       (Unaudited)       to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   2000               1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $8.63              $8.87
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                               .22                .07
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                         (.16)              (.24)
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                               .06               (.17)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                  (.22)              (.07)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                       --                 --
--------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                                                         --                 --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (.22)              (.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                     $8.47              $8.63
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                              .68*             (1.85)*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $993               $637
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                           .79*               .29*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                          2.54*               .88*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                             8.81*             11.02
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                                 For the period
Per-share                             March 31                                                               Feb. 16, 1995+
operating performance               (Unaudited)                 Year ended September 30                       to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.64          $9.32          $9.14          $8.78          $8.75          $8.61
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .23            .44            .43            .45            .46            .31
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.14)          (.65)           .19            .37            .03            .13
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .09           (.21)           .62            .82            .49            .44
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.24)          (.44)          (.44)          (.46)          (.46)          (.30)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --           (.01)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                 --           (.02)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.24)          (.47)          (.44)          (.46)          (.46)          (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $8.49          $8.64          $9.32          $9.14          $8.78          $8.75
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.05*         (2.40)          6.89           9.55           5.72           5.23*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $9,438         $9,764        $10,191         $8,280         $5,732         $2,337
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .54*          1.11           1.11           1.08           1.06            .67*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.80*          4.84           4.65           5.07           5.26           3.04*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     8.81*         11.02          29.61          52.33          92.99          68.23
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC (Note 2).



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term tax exempt securities.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge but pay a higher ongoing distribution fee than class B shares, and are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2000 the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, Inc. ("Putnam Management") a wholly-owned subsidiary of Putnam Investment Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the Fund or (ii) the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $130,815 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,658 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $27,200 and $560 from the sale of class A and class M shares, respectively and received $193,131 and $1,771 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $22,887 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $162,916,882 and $279,927,481, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,688,894         $98,121,364
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,378,083          28,384,281
---------------------------------------------------------------------------
                                            15,066,977         126,505,645

Shares
repurchased                                (27,395,427)       (230,062,294)
---------------------------------------------------------------------------
Net decrease                               (12,328,450)      $(103,556,649)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,432,211        $148,695,789
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,507,094          58,762,128
---------------------------------------------------------------------------
                                            22,939,305         207,457,917

Shares
repurchased                                (36,237,597)       (327,691,753)
---------------------------------------------------------------------------
Net decrease                               (13,298,292)      $(120,233,836)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,461,228         $12,302,193
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  393,744           3,306,415
---------------------------------------------------------------------------
                                             1,854,972          15,608,608

Shares
repurchased                                 (3,916,271)        (32,837,528)
---------------------------------------------------------------------------
Net decrease                                (2,061,299)       $(17,228,920)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,470,027         $22,383,882
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  785,074           7,084,886
---------------------------------------------------------------------------
                                             3,255,101          29,468,768

Shares
repurchased                                 (4,648,909)        (41,897,239)
---------------------------------------------------------------------------
Net decrease                                (1,393,808)       $(12,428,471)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     64,543            $544,869
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,371              11,521
---------------------------------------------------------------------------
                                                65,914             556,390

Shares
repurchased                                    (22,525)           (188,738)
---------------------------------------------------------------------------
Net increase                                    43,389            $367,652
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                        September 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     76,151            $660,173
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       88                 761
---------------------------------------------------------------------------
                                                76,239             660,934

Shares
repurchased                                     (2,383)            (20,642)
---------------------------------------------------------------------------
Net increase                                    73,856            $640,292
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     80,290            $676,156
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   25,528             215,012
---------------------------------------------------------------------------
                                               105,818             891,168

Shares
repurchased                                   (124,358)         (1,049,414)
---------------------------------------------------------------------------
Net decrease                                   (18,540)          $(158,246)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    362,835          $3,310,536
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   38,929             329,957
---------------------------------------------------------------------------
                                               401,764           3,640,493

Shares
repurchased                                   (365,420)         (3,315,180)
---------------------------------------------------------------------------
Net increase                                    36,344            $325,313
---------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA041/60358  011/322/472  5/00